Derivatives - Cash flow hedges - Hedging instruments impacted by Ibor reform (Details) number in Millions, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022	Dec. 31, 2021 USD ($)	Dec. 31, 2021
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	315,513		206,760
Fair value hedges
Disclosure of initial application of standards or interpretations [line items]
Nominal amount		162,062		90,556
Cash flow hedges
Disclosure of initial application of standards or interpretations [line items]
Nominal amount		123,308		90,295
Issued by HSBC Holdings | Fair value hedges
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	81,873	81,873	45,358	45,358
Interest rate
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	276,589		162,921	162,921
Interest rate | Impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	64,109		48,004
Interest rate | Impacted by Ibor reform | €
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	21,621		14,132
Interest rate | Impacted by Ibor reform | £
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	0		0
Interest rate | Impacted by Ibor reform | $
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	2,015		18,625
Interest rate | Impacted by Ibor reform | Other
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	40,473		15,247
Interest rate | Not impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	212,480		114,917
Interest rate | Fair value hedges
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	162,062		90,556
Interest rate | Fair value hedges | Impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	27,414		31,318
Interest rate | Fair value hedges | Impacted by Ibor reform | €
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	12,756		6,178
Interest rate | Fair value hedges | Impacted by Ibor reform | € | Euribor
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	12,756		6,178
Interest rate | Fair value hedges | Impacted by Ibor reform | £
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	0		0
Interest rate | Fair value hedges | Impacted by Ibor reform | $
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	2,015		18,525
Interest rate | Fair value hedges | Impacted by Ibor reform | Other
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	12,643		6,615
Interest rate | Fair value hedges | Not impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	134,648		59,238
Interest rate | Cash flow hedges
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	114,527		72,365
Interest rate | Cash flow hedges | Impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	36,695		16,686
Interest rate | Cash flow hedges | Impacted by Ibor reform | €
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	8,865		7,954
Interest rate | Cash flow hedges | Impacted by Ibor reform | € | Euribor
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	8,865		7,954
Interest rate | Cash flow hedges | Impacted by Ibor reform | £
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	0		0
Interest rate | Cash flow hedges | Impacted by Ibor reform | $
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	0		100
Interest rate | Cash flow hedges | Impacted by Ibor reform | Other
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	27,830		8,632
Interest rate | Cash flow hedges | Not impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	77,832		55,679
Interest rate | Issued by HSBC Holdings
Disclosure of initial application of standards or interpretations [line items]
Nominal amount		81,873		45,358
Interest rate | Issued by HSBC Holdings | Impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Nominal amount		18,546		31,437
Interest rate | Issued by HSBC Holdings | Impacted by Ibor reform | €
Disclosure of initial application of standards or interpretations [line items]
Nominal amount		15,210		9,944
Interest rate | Issued by HSBC Holdings | Impacted by Ibor reform | £
Disclosure of initial application of standards or interpretations [line items]
Nominal amount		0		0
Interest rate | Issued by HSBC Holdings | Impacted by Ibor reform | $
Disclosure of initial application of standards or interpretations [line items]
Nominal amount		2,000		20,035
Interest rate | Issued by HSBC Holdings | Impacted by Ibor reform | Other
Disclosure of initial application of standards or interpretations [line items]
Nominal amount		1,336		1,458
Interest rate | Issued by HSBC Holdings | Not impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Nominal amount		63,327		13,921
Interest rate | Issued by HSBC Holdings | Fair value hedges
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	81,873	81,873	45,358	45,358
Interest rate | Issued by HSBC Holdings | Fair value hedges | Impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Nominal amount		18,546		31,437
Interest rate | Issued by HSBC Holdings | Fair value hedges | Impacted by Ibor reform | €
Disclosure of initial application of standards or interpretations [line items]
Nominal amount		15,210		9,944
Interest rate | Issued by HSBC Holdings | Fair value hedges | Impacted by Ibor reform | £
Disclosure of initial application of standards or interpretations [line items]
Nominal amount		0		0
Interest rate | Issued by HSBC Holdings | Fair value hedges | Impacted by Ibor reform | $
Disclosure of initial application of standards or interpretations [line items]
Nominal amount		2,000		20,035
Interest rate | Issued by HSBC Holdings | Fair value hedges | Impacted by Ibor reform | Other
Disclosure of initial application of standards or interpretations [line items]
Nominal amount		1,336		1,458
Interest rate | Issued by HSBC Holdings | Fair value hedges | Not impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Nominal amount		63,327		13,921